CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS’ EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Other Comprehensive Income / Loss	Total
Balance, Amount at Dec. 31, 2012	$ 782	$ 43,912,427	$ (49,894,083)	$ (61,648)
Balance at Dec. 31, 2012	764,029
Notes converted into shares	412,047
Notes converted into shares, Amount	412	1,477,175			1,477,587
Stock based compensation		46,840			46,840
Obligation to issue shares at fair value pursuant to service agreements		31,891			31,891
Issued at fair value pursuant to debt settlement agreements	264,649
Issued at fair value pursuant to debt settlement agreements, Amount	265	1,211,362			1,211,627
Finders’ fee		(11,300)			(11,300)
Issued at fair value pursuant to service agreements	3,500
Issued at fair value pursuant to service agreements, Amount	4	38,932			38,936
Shares issued for director compensation	2,500
Shares issued for director compensation, Amount	3	8,173			8,176
Non-cash exercise of warrants	18,986
Non-cash exercise of warrants, Amount
Foreign exchange translation adjustment				3,314	3,314
Net loss			(5,532,552)		(5,532,552)
Conversion of accounts payable to common stock, Amount
Balance, Amount at Dec. 31, 2013	1,466	46,715,500	(55,426,635)	(58,334)	(8,768,003)
Balance at Dec. 31, 2013	1,465,712
Shares issued for director compensation	811,000
Shares issued for director compensation, Amount	811	1,390,312			1,391,123
Foreign exchange translation adjustment				58,334	58,334
Net loss			(30,883,096)		(30,883,096)
Convertible notes, promissory notes, loan payable-related party, due to related parties and accrued interest converted into Series A and B preferred stock and immediately converted into commons stock	14,048,701
Convertible notes, promissory notes, loan payable-related party, due to related parties and accrued interest converted into Series A and B preferred stock and immediately converted into commons stock, Amount	14,049	30,937,029			30,951,078
Conversion of accounts payable to common stock	1,836,361
Conversion of accounts payable to common stock, Amount	1,836	4,347,592			4,349,428
Private placement (net of finders’ fee)	2,157,042
Private placement (net of finders’ fee), Amount	2,157	1,875,343			1,877,500
Balance, Amount at Dec. 31, 2014	20,319	85,265,776	(86,309,731)		(1,023,636)
Balance at Dec. 31, 2014	20,318,816
Stock based compensation		3,750			3,750
Net loss			(981,724)		(981,724)
Private placement (net of finders’ fee)	12,319,995
Private placement (net of finders’ fee), Amount	12,320	2,313,694			2,326,014
Fair value of warrants recognized as derivative liabilities		(2,090,000)			(2,090,000)
Balance, Amount at Mar. 31, 2015	$ 32,639	$ 85,493,220	$ (87,291,455)		$ (1,765,596)
Balance at Mar. 31, 2015	32,638,811